Debt Securities Credit Losses Roll Forward Recorded in Earnings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Beginning balance	$ 253	$ 182
Add:Initial OTTI credit losses	73	61
Subsequent OTTI credit losses	50	18
Less: Realized losses for securities sold	88	8
Ending balance	$ 288	$ 253